Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (561,166)	$ (224,955)	$ (107,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	17,569	21,598	14,152
Depreciation of property and equipment	23,353	17,956	15,109
Gain on disposal of investments	(23,857)	(14,660)
Gain on re-measurement of previously held equity interests	(10,881)
Impairment loss on intangible assets	922	5,568	1,670
Impairment loss on investments	1,147	5,226
Intangible assets written-off		120	3,073
Prepaid licensing fees written-off		7,062	919
Waiver of other payables			(1,644)
Share of results of equity investees	1,912	19,523	8,148
Share-based compensation	28,636	28,841	20,564
Unrecognized tax benefits	2,334	50	82
Deferred income tax	(8,753)	(2,281)	(2,406)
Changes in fair value of convertible promissory notes	51,950
Net foreign exchange differences	5,214	507	2,510
Others	2,571	3,202	899
Operating cash flows before changes in working capital	(469,049)	(132,243)	(44,260)
Inventories	(5,970)	93	(2,918)
Accounts receivable	(24,547)	4,659	(10,866)
Prepaid expenses and other assets	(107,847)	(25,251)	(28,519)
Amounts due from related parties	(1,835)	(239)	(13)
Restricted cash	(75,002)	(12,905)	(3,122)
Accounts payable	1,822	(3,052)	4,291
Accrued expenses and other payables	183,436	47,162	26,342
Advances from customers	9,967	(2,048)	8,316
Deferred revenue	125,102	5,935	25,113
Income tax payable	2,599	(2,145)	1,443
Amounts due to related parties	27,094	5,308	(904)
Net cash used in operating activities	(334,230)	(114,726)	(25,097)
Cash flows from investing activities
Purchase of property and equipment	(67,361)	(16,977)	(25,838)
Purchase of intangible assets	(12,385)	(7,562)	(50,830)
Purchase of non-marketable equity and other investments	(5,428)	(16,140)	(30,932)
Purchase of available-for-sale investments	(18,000)	(3,796)	(21,151)
Acquisition of businesses, net of cash acquired	(18,094)
Loan to related parties	(402)	(8,524)	(813)
Repayment of loans from related party	2,737	4,946
Loans to a third party		(885)
Proceeds from disposal of property and equipment	314	507	122
Proceeds from disposal of intangible assets	5
Sales of available-for-sale investments		16,867
Sales of non-marketable equity and other investments		1,633
Net cash used in investing activities	(118,614)	(29,931)	(129,442)
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes, net	674,300
Proceeds from bank borrowings	3,888	4,329
Repayment of bank borrowings	(3,888)	(2,492)	(1,520)
Proceeds from issuance of ordinary shares, net	960,924	3,210	185,044
Proceeds from issuance of Series B contingently redeemable convertible preference shares, net of issuance costs		194,575
Acquisition of non-controlling interests	(11,381)
Contribution by non-controlling interests			4,292
Net cash generated from financing activities	1,623,843	199,622	187,816
Effect of foreign exchange rate changes on cash and cash equivalents	6,284	(1,090)	(3,070)
Net increase in cash and cash equivalents	1,177,283	53,875	30,207
Cash and cash equivalents at beginning of the year	170,078	116,203	85,996
Cash and cash equivalents at end of the year	1,347,361	170,078	116,203
Supplement disclosures of cash flow information:
Income taxes paid	(13,999)	(13,033)	(13,152)
Interest paid	(741)	(23)	(32)
Interest received	2,922	741	545
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	2,549	579	1,429
Purchase of intangible assets included in accrued expenses and other payables	867		(264)
Purchase of property and equipment included in prepayments	(4,913)	(318)	(230)
Purchase of intangible assets included in prepayments	(353)	(1,542)	$ (7,133)
Payable for acquisition of non-controlling interests		$ 8,780
Conversion of a mezzanine equity into ordinary shares	$ (205,075)